BANCREEK U.S. LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

COMMON STOCKS — 99.8%	Shares	Fair Value
Consumer Discretionary — 7.6%
AutoZone, Inc.	542	$1,724,362
Tractor Supply Company	6,144	1,643,827
		3,368,189
Consumer Staples — 2.0%
Coca-Cola Consolidated, Inc.	656	880,614

Energy — 3.9%
Murphy USA, Inc.	3,294	1,711,661

Financials — 9.8%
Brown & Brown, Inc.	9,118	958,575
Houlihan Lokey, Inc.	10,646	1,667,377
Marsh & McLennan Companies, Inc.	7,583	1,725,208
		4,351,160
Health Care — 5.7%
AbbVie, Inc.	8,572	1,682,769
McKesson Corporation	1,533	860,136
		2,542,905
Industrials — 38.9% +
CBIZ, Inc.	18,517	1,362,851
Comfort Systems USA, Inc.	5,002	1,768,308
Crane NXT Company	22,700	1,333,626
CSW Industrials, Inc.	2,482	837,998
Eaton Corporation PLC	4,036	1,238,769
H&R Block, Inc.	10,803	683,938
Hubbell, Inc.	4,389	1,755,249
KBR, Inc.	22,831	1,583,558
Mueller Industries, Inc.	23,927	1,739,732
Old Dominion Freight Line, Inc.	8,310	1,602,168
Quanta Services, Inc.	6,054	1,665,637
WW Grainger, Inc.	1,724	1,698,002
		17,269,836
Materials — 3.8%
Linde PLC	3,551	1,698,266

Technology — 28.1% +
Apple, Inc.	7,465	1,709,485
Broadcom, Inc.	10,179	1,657,345
Gartner, Inc.	3,521	1,732,191
KLA Corporation	1,926	1,578,222
Microsoft Corporation	3,873	1,615,583
Motorola Solutions, Inc.	3,465	1,531,669
MSCI, Inc.	1,697	985,261
Synopsys, Inc.	3,139	1,630,962
		12,440,718

Total Common Stocks (Cost $40,633,186)		44,263,349

Total Investments — 99.8% (Cost $40,633,186)		44,263,349

Other Assets in Excess of Liabilities — 0.2%		90,929

NET ASSETS — 100.0%		$44,354,278

PLC – Public Limited Company

(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.